(Loss)/gain on disposals	12 Months Ended
Dec. 31, 2016
Proceeds from Sale of Productive Assets [Abstract]
(Loss)/gain on disposals
(Loss)/gain on disposals

The Company has recognized the following (losses)/gains on disposals:

(In US$ millions)	Net proceeds/recoverable amount	Book value on disposal	(Loss)/gain
Year ended December 31, 2016:
Total for year ended December 31, 2016	—	—	—

Year ended December 31, 2015:
Cancellation of West Mira	199	279	(80)
West Rigel Transferred to Asset held for sale	128	210	(82)
Sale of West Polaris	235	312	(77)
SeaMex Limited	1,240	1,059	181
Assets written off	—	5	(5)
Total for year ended December 31, 2015	1,802	1,865	(63)

Year ended December 31, 2014:
Sale of West Auriga business	466	26	440
Sale of West Vela business	536	344	192
Total for year ended December 31, 2014	1,002	370	632

There has been no significant disposal activity in the year ended December 31, 2016.

The company has recognized the following contingent considerations from the sale of the West Polaris and West Auriga business:

(In US$ millions)	Year Ended December 31,
	2016	2015	2014
West Polaris earn out realized	8	32	—
West Vela earn out realized	13	15	—
Total contingent consideration recognized	21	47	—

West Rigel Transferred to Asset held for sale

On December 2, 2015, the West Rigel was classified as an asset held for sale. As at the transfer date the West Rigel held assets at its book value of $210 million and a loss on disposal of $82 million was recognized. As at December 31, 2016, $128 million is still held for sale. Please refer to Note 36 "Assets held for sale" for more details.

Cancellation of the West Mira

On September 14, 2015, the Company cancelled the construction contract for the West Mira with Hyundai Samho Heavy Industries Co Ltd. (“HSHI”), due to the Shipyard’s inability to deliver the unit within the timeframe required under the contract. The carrying value of the newbuild at the date of cancellation was $315 million, which included $170 million of pre-delivery installments paid to HSHI, with the remainder relating to purchased equipment, internally capitalized construction costs and capitalized interest. Under the contract terms, the Company has the right to recoup the $170 million in pre-delivery installments, plus accrued interest.

On October 12, 2015, HSHI launched arbitration proceedings under the contract. In the year ended December 31, 2015, the Company reclassified from "Newbuildings" a receivable of $170 million plus accrued interest of $29 million, which was presented in "Other non-current assets" on the Consolidated Balance Sheet as a receivable from the shipyard. The total receivable represented management's assessment at that time as the most probable outcome based on facts and circumstances, and advice from external counsel, who had been engaged for the arbitration process. The resulting net loss on disposal recognized was $80 million, which is included in “(Loss)/gain on disposals” in the 2015 Consolidated Statement of Operations.

On March 13, 2017, the Company reached settlement with HSHI and Seadrill received a cash payment of $170 million, representing the yard installment receivable excluding any additional accrued interest. This payment was received on the March 14, 2017. The Company recorded a non-cash impairment of $44 million for the year ended December 31, 2016, to reflect the difference in the carrying value of the West Mira receivable and the cash payment to be received. The non-cash impairment comprises $31 million that has been taken against "Loss on impairment of long lived assets" and $13 million has been taken against "Interest income" in the 2016 Consolidated Statement of Operations. As at December 31, 2016, the receivable presented in "Other current assets" on the Consolidated Balance Sheet was $170 million.

The Company is redeploying equipment, totaling $48 million, within Seadrill’s remaining fleet, and has not written off these amounts.

Sale of West Polaris

On June 19, 2015, the Company sold the entities that owned and operated the West Polaris to Seadrill Operating LP, a consolidated subsidiary of Seadrill Partners LLC and 42% owned by the Company. Please refer to Note 11 "Disposal of businesses and deconsolidation of subsidiaries" for more details.

SeaMex Limited

During the year ended December 31, 2014, the Company entered into a joint venture agreement with an investment fund controlled by Fintech Advisory Inc. (“Fintech”), for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in the joint venture company, SeaMex Limited (“SeaMex”), which was previously 100% owned by the Company. As a result of the transaction the Company has deconsolidated certain entities as at March 10, 2015, and has recognized its remaining 50% investment in the joint venture at fair value. Please refer to Note 11 "Disposal of businesses and deconsolidation of subsidiaries" for more details.

Sale of West Auriga business

On March 21, 2014, the Company sold the entities that own and operate the West Auriga (the “Auriga business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners that is 49% owned by the Company. Please refer to Note 11 "Disposal of businesses and deconsolidation of subsidiaries" for more details.

Sale of West Vela business

On November 4, 2014, the Company sold the entities that own and operate the West Vela (the “Vela business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners and 49% owned by the Company. Please refer to Note 11 "Disposal of businesses and deconsolidation of subsidiaries" for more details.